Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the three months ended March 31, 2025:

Warrant
Liability
Balance at December 31, 2024	$80,520
Issuance of warrants	-
Change in fair value of warrant liabilities	(7,320)
Return of warrants	-
Balance at March 31, 2025	$73,200

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the years ended December 31, 2024 and 2023:

Warrant
Liability
Balance at December 31, 2022	$-
Issuance of warrants	901,080
Change in fair value of warrant liabilities	(67,465)
Balance at December 31, 2023	833,615
Issuance of warrants	434,720
Change in fair value of warrant liabilities	(266,393)
Return of warrants	(921,422)
Balance at December 31, 2024	$80,520

Schedule of Significant Change in the Fair Value Measurement	The following table shows the assumptions used in the calculations:
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At March 31, 2025	180.70%	3.96%	0%	3.69
At December 31, 2024	183.65%	4.38%	0%	3.94
The following table shows the assumptions used in the calculations:
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2024	183.65%	4.38%	0%	3.94
At December 31, 2023	221 – 222%	4.11 – 4.25%	0%	4.94 – 4.95